Fair Value Measurements - Summary of fair value measurements inputs of private placement warrant liability (Detail) - Private Placement Warrant Liability	Dec. 31, 2022 USD ($) yr	Dec. 31, 2021 USD ($) yr
Common Stock Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement Input | $	0.43	8.28
Expected volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement Input	125	65
Risk-free interest rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement Input	4.2	1.3
Expected term (in years)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement Input | yr	3.7	4.7
Expected dividend yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement Input	0	0